UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO        May 13, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         44
Form 13F Information Table Value Total:   $120,900
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE


                                    TITLE
                                      OF             VALUE   SHRS OR         INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                      CLASS   CUSIP   (X$1000) PRN AMT SH/ PRN DISCRETION SOLE       SHARED        NONE

EXXON MOBIL CORPORATION             COM   30231G102     8023   117812  SH       SOLE                             117812
WAL-MART STORES                     COM   931142103     7431   142624  SH       SOLE                             142624
ABBOTT LABS                         COM   002824100     6440   135000  SH       SOLE                             135000
BERKSHIRE HATHAWAY                  COM   084670108     5202       60  SH       SOLE                                 60
BHP BILLITON LTD - SPON ADR         ADR   088606108     5183   116200  SH       SOLE                             116200
PEPSICO INCORPORATED                COM   713448108     5148   100000  SH       SOLE                             100000
UNION PACIFIC CORPORATION           COM   907818108     4933   120000  SH       SOLE                             120000
INTERNATIONAL BUSINESS MACHINE      COM   459200101     4874    50300  SH       SOLE                              50300
ORACLE CORP                         COM   68389X105     3614   200000  SH       SOLE                             200000
SCHLUMBERGER LTD                    COM   806857108     3453    85000  SH       SOLE                              85000
PROCTER & GAMBLE CO                 COM   742718109     3390    72000  SH       SOLE                              72000
CATERPILLAR TRACTOR CO              COM   149123101     3355   120000  SH       SOLE                             120000
EMERSON ELECTRIC CO                 COM   291011104     3101   108500  SH       SOLE                             108500
INTEL CORP                          COM   458140100     3063   203800  SH       SOLE                             203800
COVIDIEN LTD                        COM   G2552X108     3005    90400  SH       SOLE                              90400
KIMBERLY CLARK CORPORATION          COM   494368103     2979    64600  SH       SOLE                              64600
ROYAL DUTCH SHELL PLC - ADR A       ADR   780259206     2791    63000  SH       SOLE                              63000
MEDCO HEALTH SOLUTIONS INC          COM   58405U102     2646    64000  SH       SOLE                              64000
COCA-COLA COMPANY                   COM   191216100     2637    60000  SH       SOLE                              60000
BP P.L.C.                           ADR   055622104     2570    64082  SH       SOLE                              64082
3M COMPANY                          COM   88579Y101     2486    50000  SH       SOLE                              50000
CISCO SYSTEMS INC                   COM   17275R102     2251   134200  SH       SOLE                             134200
MICROSOFT CORP.                     COM   594918104     2204   120000  SH       SOLE                             120000
TARGET CORP                         COM   87612E106     2167    63000  SH       SOLE                              63000
ENBRIDGE INC.                       COM   29250N105     2131    74000  SH       SOLE                              74000
HOSPIRA INC                         COM   441060100     2098    68000  SH       SOLE                              68000
ILLINOIS TOOL WORKS                 COM   452308109     2036    66000  SH       SOLE                              66000
LOWE'S CORP                         COM   548661107     1898   104000  SH       SOLE                             104000
GENERAL ELECTRIC COMPANY            COM   369604103     1820   180000  SH       SOLE                             180000
KOHL'S CORP                         COM   500255104     1693    40000  SH       SOLE                              40000
GLAXOSMITHKLINE PLC                 ADR   37733W105     1554    50000  SH       SOLE                              50000
PRAXAIR INC                         COM   74005P104     1548    23000  SH       SOLE                              23000
ENBRIDGE ENERGY MANAGEMENT LLC      COM   29250X103     1483    51182  SH       SOLE                              51182
AMERIPRISE FINANCIAL INC            COM   03076C106     1475    72000  SH       SOLE                              72000
AMETEK INC                          COM   031100100     1454    46500  SH       SOLE                              46500
BRISTOL-MYERS SQUIBB CO             COM   110122108     1403    64000  SH       SOLE                              64000
WALGREENS                           COM   931422109     1376    53000  SH       SOLE                              53000
MERCK & CO.                         COM   589331107     1338    50000  SH       SOLE                              50000
AMERICAN EXPRESS COMPANY            COM   025816109     1118    82000  SH       SOLE                              82000
HSBC HOLDINGS PLC-SPONS ADR         ADR   404280406     1044    37000  SH       SOLE                              37000
DOW CHEMICAL COMPANY                COM   260543103      759    90000  SH       SOLE                              90000
ELECTRONIC ARTS INC                 COM   285512109      735    40400  SH       SOLE                              40400
WEATHERFORD INTERNATIONAL           COM   H27013103      545    49200  SH       SOLE                              49200
BANK OF AMERICA CORP                COM   060505104      451    66118  SH       SOLE                              66118

GRAND TOTALS                                          120900  3650978


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